                               ING PARTNERS, INC.

                            ING BARON ASSET PORTFOLIO
                     ING NEUBERGER BERMAN PARTNERS PORTFOLIO
                     ING NEUBERGER BERMAN REGENCY PORTFOLIO
                        ING PIONEER HIGH YIELD PORTFOLIO
                     ING TEMPLETON FOREIGN EQUITY PORTFOLIO

                        Supplement Dated January 12, 2006
   to the Service Class ("S Class") and Adviser Class ("ADV Class") Prospectus
                  and the Initial Class ("I Class") Prospectus
                             Dated December 7, 2005


The performance table on page 23 of the S Class and ADV Class Prospectus and on page 22 of the I Class Prospectus is amended to delete and replace the portions that pertain to Baron Asset Fund (BARAX), Neuberger Berman Partners Fund - Inv. (NPRTX), Neuberger Berman Regency Fund - Inv. (NBRVX), Pioneer High Yield Fund - Class A (TAHYX) and Templeton Institutional Foreign Equity Fund - Class I (TFEQX) and to add footnotes (2), (3) and (4) as follows:

                                                                                                            10 YEARS
                                                                                                           (OR SINCE
                                                                  1 YEAR        3 YEARS       5 YEARS      INCEPTION)
Baron Asset Fund (BARAX)
(Comparable to ING Baron Asset Portfolio)(2)                      19.20%         21.01%         7.17%        10.36%
Russell Midcap(R) Index                                           16.25%         21.72%         9.83%        12.44%

Neuberger Berman Partners Fund - Inv. (NPRTX)
(Comparable to ING Neuberger Berman Partners Portfolio)(2)        20.66%         20.53%         7.86%        10.23%
S&P 500 Index                                                      8.44%         12.10%         0.64%         9.28%

Neuberger Berman Regency Fund - Inv. (NBRVX)
(Comparable to ING Neuberger Berman Regency Portfolio)(2)         14.95%         21.28%        11.54%        13.52%(3)
Russell Midcap(R) Value Index                                     15.89%         22.98%        13.90%        10.99%(3)

Pioneer High Yield Fund - Class A (TAHYX)
(Comparable to ING Pioneer High Yield Portfolio)(2)                3.82%         13.04%        10.71%         9.49%(4)
Merrill Lynch High Yield Master II Index                           3.34%         13.64%         8.68%         6.15%(4)
Merrill Lynch Convertible Bonds (Speculative Quality) Index       (1.73)%        13.66%         6.27%        (0.64)%(4)

Templeton Institutional Foreign Equity Fund - Class I (TFEQX)
(Comparable to ING Templeton Foreign Equity Portfolio)(2)         12.06%         21.25%         8.04%         9.87%
MSCI EAFE(R) Index                                                13.72%         20.93%         4.72%         6.12%

     (2) Average annual total returns as well as the performance of the applicable benchmark(s) are for the periods ended November 30, 2005.
     (3) Portfolio commenced operations on June 1, 1999. Index return is for period beginning June 1, 1999.
     (4) Portfolio commenced operations on February 25, 2000. Index returns are for the period beginning March 1, 2000.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                               ING PARTNERS, INC.

                     ING GOLDMAN SACHS CORE EQUITY PORTFOLIO
                   ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
                 ING SALOMON BROTHERS LARGE CAP GROWTH PORTFOLIO

                        Supplement Dated January 12, 2006
   to the Service Class ("S Class") and Adviser Class ("ADV Class") Prospectus
                  and the Initial Class ("I Class") Prospectus
                              Dated April 29, 2005


The performance table on pages 63 and 64 of the S Class and ADV Class Prospectus and on pages 60 and 61 of the I Class Prospectus is amended to delete and replace the portions that pertain to Goldman Sachs CORE U.S. Equity Fund - Class A (GSSQX), Oppenheimer Strategic Income Fund - Class Y (OSIYX) and Smith Barney Large Capitalization Growth Fund - Class A (SBLGX) and footnotes (11), (16) and (17) and to add footnote (20) as follows:

                                                                                                            10 YEARS
                                                                                                           (OR SINCE
                                                                  1 YEAR        3 YEARS       5 YEARS      INCEPTION)
Goldman Sachs Structured U.S. Equity Fund - Class A (GSSQX)
(Comparable to ING Goldman Sachs(R) Structured Equity)(20)         8.40%         14.24%         1.88%        8.97%
S&P 500 Index                                                      8.44%         12.10%         0.64%        9.28%

Oppenheimer Strategic Income Fund - Class Y (OSIYX)
(Comparable to ING Oppenheimer Strategic Income)(20)               5.45%         11.28%         9.00%        6.42%(11)
Lehman Brothers Aggregate Bond Index                               2.40%          4.00%         6.06%        6.21%
Citigroup World Government Bond Index                             (6.33)%         7.04%         7.43%        4.98%

Smith Barney Large Capitalization Growth Fund - Class A (SBLGX)
(Comparable to ING Salomon Brothers Large Cap Growth)(20)         12.35%         12.05%         0.87%        8.74%(16)
Russell 1000(R) Growth Index                                        9.73%         10.08%        (4.14)%       2.99%(17)
S&P 500 Index                                                      8.44%         12.10%         0.64%        5.67%(17)

     (11) Portfolio commenced operations on January 26, 1998. The index returns for the Lehman Brothers Aggregate Bond Index and Citigroup World Government Bond Index for the period beginning February 1, 1998 are 5.89% and 5.62%, respectively.
     (16) Portfolio commenced operations on August 29, 1997.
     (17) Index returns are for the period beginning September 1, 1997.
     (20) Average annual total returns as well as the performance of the applicable benchmark(s) are for the periods ended November 30, 2005.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE